UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4007

Smith Barney Trust II

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

     Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

     Date of fiscal year end: October 31
Date of reporting period: July 31, 2005

SMITH BARNEY TRUST II

SMITH BARNEY CAPITAL PRESERVATION FUND

FORM N-Q
JULY 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY CAPITAL PRESERVATION FUND

Schedule of Investments (unaudited)	July 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK — 10.9%
CONSUMER DISCRETIONARY — 1.6%
Hotels, Restaurants & Leisure — 0.1%
5,896	Fairmont Hotels & Resorts Inc.	$190,677
8,745	McDonald's Corp.	272,582

		463,259

Internet & Catalog Retail — 0.5%
26,732	Amazon.com Inc. *	1,207,485
6,221	eBay Inc. *	259,913
18,072	IAC/InterActiveCorp *	482,522

		1,949,920

Media — 0.7%
11,996	Comcast Corp., Special Class A Shares *	359,880
1,230	Discovery Holding Co., Class A Shares *	17,552
3,980	Dow Jones & Co. Inc.	149,369
4,138	Gannett Co. Inc.	301,909
12,306	Liberty Media Corp., Class A Shares *	108,170
51,515	Time Warner Inc.	876,785
40,108	Walt Disney Co.	1,028,369

		2,842,034

Specialty Retail — 0.3%
7,097	Bed Bath & Beyond Inc. *	325,752
14,647	Home Depot Inc.	637,291

		963,043

	TOTAL CONSUMER DISCRETIONARY	6,218,256

CONSUMER STAPLES — 1.1%
Beverages — 0.2%
19,132	Coca-Cola Co.	837,216

Food & Staples Retailing — 0.2%
8,185	Costco Wholesale Corp.	376,265
5,872	Walgreen Co.	281,034

		657,299

Food Products — 0.4%
5,150	General Mills Inc.	244,110
6,659	Hershey Co.	425,310
7,523	Kraft Foods Inc., Class A Shares	229,828
11,009	Wm. Wrigley Jr. Co.	783,180

		1,682,428

Household Products — 0.1%
5,945	Kimberly-Clark Corp.	379,053

Personal Products — 0.2%
19,431	Gillette Co.	1,042,862

	TOTAL CONSUMER STAPLES	4,598,858

ENERGY — 1.0%
Energy Equipment & Services — 0.1%
3,487	Schlumberger Ltd.	292,002

Oil, Gas & Consumable Fuels — 0.9%
5,456	BP PLC, Sponsored ADR	359,441
10,280	Chevron Corp.	596,343
9,202	ConocoPhillips	575,953
38,378	EnCana Corp.	1,586,930
6,985	Exxon Mobil Corp.	410,369

		3,529,036

	TOTAL ENERGY	3,821,038

See Notes to Schedule of Investments.

SMITH BARNEY CAPITAL PRESERVATION FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE

FINANCIALS — 1.8%
Capital Markets — 0.4%
18,518	Merrill Lynch & Co. Inc.	$1,088,488
11,938	Morgan Stanley	633,311

		1,721,799

Commercial Banks — 0.1%
4,320	Wells Fargo & Co.	264,989

Insurance — 0.9%
18,303	American International Group Inc.	1,101,841
18	Berkshire Hathaway Inc., Class A Shares *	1,503,000
2,733	Chubb Corp.	242,745
8,000	Old Republic International Corp.	210,080
14,416	St. Paul Travelers Cos. Inc.	634,592

		3,692,258

Real Estate — 0.4%
19,836	Forest City Enterprises Inc., Class A Shares	713,898
10,726	St. Joe Co.	872,989

		1,586,887

	TOTAL FINANCIALS	7,265,933

HEALTH CARE — 1.6%
Biotechnology — 0.9%
12,899	Amgen Inc. *	1,028,695
10,000	Biogen Idec Inc. *	392,900
26,170	Genentech Inc. *	2,337,766

		3,759,361

Pharmaceuticals — 0.7%
11,075	Eli Lilly & Co.	623,744
9,498	Johnson & Johnson	607,492
6,209	Merck & Co. Inc.	192,852
42,286	Pfizer Inc.	1,120,579
6,100	Wyeth	279,075

		2,823,742

	TOTAL HEALTH CARE	6,583,103

INDUSTRIALS — 1.0%
Aerospace & Defense — 0.1%
6,214	United Technologies Corp.	315,050

Air Freight & Logistics — 0.1%
5,761	United Parcel Service Inc., Class B Shares	420,380

Commercial Services & Supplies — 0.1
9,384	Waste Management Inc.	263,878

Industrial Conglomerates — 0.4%
8,617	3M Co.	646,275
21,435	General Electric Co.	739,507
10,000	Tyco International Ltd.	304,700

		1,690,482

Road & Rail — 0.3%
9,079	Burlington Northern Santa Fe Corp.	492,536
10,875	Canadian Pacific Railway Ltd.	422,385
10,342	Florida East Coast Industries Inc.	486,074

		1,400,995

	TOTAL INDUSTRIALS	4,090,785

See Notes to Schedule of Investments.

SMITH BARNEY CAPITAL PRESERVATION FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE

INFORMATION TECHNOLOGY — 2.0%
Communications Equipment — 0.6%
25,457	Cisco Systems Inc. *	$487,501
20,000	Corning Inc. *	381,000
24,243	Juniper Networks Inc. *	581,590
43,355	Motorola Inc.	918,259

		2,368,350

Computers & Peripherals — 0.3%
27,551	Dell Inc. *	1,114,989
1,687	Hewlett-Packard Co.	41,534
834	International Business Machines Corp.	69,606

		1,226,129

Internet Software & Services — 0.1%
6,918	Akamai Technologies Inc. *	105,638
5,000	Yahoo! Inc. *	166,700

		272,338

IT Services — 0.1%
5,669	Automatic Data Processing Inc.	251,760

Semiconductors & Semiconductor Equipment — 0.6%
38,761	Intel Corp.	1,051,974
37,124	Texas Instruments Inc.	1,179,058
18,938	Xilinx Inc.	536,892

		2,767,924

Software — 0.3%
4,879	Electronic Arts Inc. *	281,030
32,484	Microsoft Corp.	831,915
10,536	Red Hat Inc. *	160,569

		1,273,514

	TOTAL INFORMATION TECHNOLOGY	8,160,015

MATERIALS — 0.4%
Chemicals — 0.2%
10,344	E.I. du Pont de Nemours & Co.	441,482
5,277	PPG Industries Inc.	343,163

		784,645

Metals & Mining — 0.1%
9,391	Alcoa Inc.	263,418
6,055	Newmont Mining Corp.	227,365

		490,783

Paper & Forest Products — 0.1%
4,582	Weyerhaeuser Co.	316,066

	TOTAL MATERIALS	1,591,494

TELECOMMUNICATION SERVICES — 0.2%
Diversified Telecommunication Services — 0.2%
17,668	SBC Communications Inc.	431,982
11,056	Verizon Communications Inc.	378,447

	TOTAL TELECOMMUNICATION SERVICES	810,429

UTILITIES — 0.2%
Electric Utilities — 0.1%
4,728	PPL Corp.	291,150

Multi-Utilities — 0.1%
7,944	Ameren Corp.	441,846

See Notes to Schedule of Investments.

SMITH BARNEY CAPITAL PRESERVATION FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE

	TOTAL UTILITIES	$732,996

	TOTAL COMMON STOCK
	(Cost — $36,288,206)	43,872,907

FACE
AMOUNT	SECURITY	VALUE

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 86.1%
U.S. Government Obligations — 86.1%
	U.S. Treasury STRIPS:
$367,806,000	0.000% due 5/15/07 (a)	342,648,805
4,626,358	0.000% due 8/15/07	4,266,608

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $345,892,825)	346,915,413

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $382,181,031)	390,788,320

SHORT-TERM INVESTMENTS — 3.5%
U.S. Government Obligation — 0.1%
700,000	U.S. Treasury Bills, 0.000% due 9/15/05 (a)(b)
	(Cost — $697,441)	697,260

Repurchase Agreement — 3.4%
13,655,000	State Street Bank & Trust Co., dated 7/29/05, 2.960% due 8/1/05, Proceeds at
	maturity - $13,658,368; (Fully collateralized by U.S. Treasury Bond,
	(Cost — $13,655,000)	13,655,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $14,352,441)	14,352,260

	TOTAL INVESTMENTS — 100.5% (Cost — $396,533,472#)	405,140,580
	Liabilities in Excess of Other Assets — (0.5)%	(2,132,759)

	TOTAL NET ASSETS — 100.0%	$403,007,821

*	Non-income producing security.
(a)	All or a portion of this security is segregated for open futures contracts.
(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule: ADR - American Depositary Receipt STRIPS - Separate Trading of Registered Interest and Principle Securities

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.  Organization and Significant Accounting Policies

The Smith Barney Capital Preservation Fund (the “Fund”), is a separate diversified investment fund of Smith Barney Trust II ("Trust"), a Massachusetts business trust. The Trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2.  Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,510,609
Gross unrealized depreciation	(903,501)

Net unrealized appreciation	$8,607,108

At July 31, 2005, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Buy:
S & P 500 Index Future	24	9/05	$7,274,592	$7,420,800	$146,208

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of
1934

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Trust II

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

Chief Executive Officer

Date: September 28, 2005

By	/s/ Frances M. Guggino

Chief Financial Officer

Date: September 28, 2005